Called up share capital and other equity instruments - Maximum obligation to deliver HSBC Holdings ordinary shares (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest [Abstract]
Maximum shares required to deliver all outstanding options	169,615,437	198,483,750
Number of shares held in employee benefit trust	5,883,444	3,997,619